Patents, net (Tables)	12 Months Ended
Dec. 31, 2021
Patents, net
Patents	December 31, 2021 2020 Patents and technology $39,371,317 $245,898 Less: accumulated amortization (2,042,126) (65,270)Patents and technology, net $37,329,191 $180,628
Estimated Future Amortization Expense	2022 4,522,141 2023 4,522,141 2024 4,534,493 2025 4,522,141 2026 4,521,973 Thereafter 14,706,301 Total expense $37,329,191